Material partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Financial Information of Subsidiaries
Summarised statements of profit (loss) and other comprehensive income for 2020:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	26,664	24,002	114,092	90	21,673	12,937	10,219	16,755
Cost of sales	(21,521)	(11,546)	(95,461)	(50)	(18,860)	(6,494)	(8,196)	(15,429)
Total selling, distribution and operating expenses, net	(16,303)	(11,255)	(12,485)	(187)	(2,123)	(4,360)	(1,240)	(1,803)
Total other income and (expense), net	(16,021)	251	(5,021)	443	278	1,417	1,837	(978)

(Loss) profit before tax	(27,181)	1,452	1,125	296	968	3,500	2,620	(1,455)
Income tax (expense) benefit	938	(302)	(373)	(67)	(111)	(182)	81	(255)

(Loss) profit for the period	(26,243)	1,150	752	229	857	3,318	2,701	(1,710)

Total comprehensive (loss) income	(26,243)	1,150	752	229	857	3,318	2,701	(1,710)

Attributable to non-controlling interests	(212)	320	76	36	73	330	215	(173)
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—

Summarised statements of profit (loss) and other comprehensive income for 2019:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	35,059	24,624	113,020	198	22,061	15,776	17,231	20,208
Cost of sales	(21,667)	(12,479)	(101,258)	(54)	(19,263)	(6,739)	(12,330)	(17,631)
Total selling, distribution and operating expenses, net	(7,264)	(11,531)	(11,406)	(218)	(1,749)	(4,439)	(1,157)	919
Total other income and (expense), net	(233)	209	4,173	235	41	1,831	1,633	(99)

Profit before tax	5,895	823	4,529	161	1,090	6,429	5,377	3,397
Income tax (expense) benefit	(372)	(174)	(551)	(37)	(28)	(271)	(323)	97

Profit for the period	5,523	649	3,978	124	1,062	6,158	5,054	3,494

Total comprehensive income	5,523	649	3,978	124	1,062	6,158	5,054	3,494

Attributable to non-controlling interests	79	182	231	20	91	613	315	348
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—
Summarised statements of profit (loss) and other comprehensive income for 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	32,251	24,084	124,372	88	25,899	9,989	16,549	21,173
Cost of sales	(18,123)	(12,077)	(101,829)	(47)	(24,095)	(6,222)	(13,131)	(19,392)
Total selling, distribution and operating expenses, net	(9,064)	(11,894)	(11,988)	(170)	(1,867)	(4,250)	(1,099)	(2,498)
Total other income and (expense), net	(4,514)	343	(5,114)	722	1,034	2,103	2,090	(1,097)

Profit (loss) before tax	550	456	5,441	593	971	1,620	4,409	(1,814)
Income tax (expense) benefit	(1,707)	(94)	1,443	(115)	(34)	46	(109)	228

(Loss) profit for the period	(1,157)	362	6,884	478	937	1,666	4,300	(1,586)

Total comprehensive (loss) income	(1,157)	362	6,884	478	937	1,666	4,300	(1,586)

Attributable to non-controlling interests	12	101	345	76	83	166	269	(154)
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—

Summarised statements of financial position as of December 31, 2020:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	75,693	4,582	66,066	2,259	14,659	14,658	12,549	4,674
Non-current assets	50,065	4,960	220,598	5,879	5,022	32,797	23,754	3,811
Current liabilities	(88,813)	(2,452)	(222,009)	(97)	(6,201)	(3,346)	(4,028)	(12,873)
Non-current liabilities	(68,469)	(153)	(27,780)	(659)	(416)	(995)	(185)	(1,663)

Total equity	31,524	(6,937)	(36,875)	(7,382)	(13,064)	(43,114)	(32,090)	6,051

Attributable to:
Equity shareholders of Mechel PAO	31,585	(5,006)	(34,534)	(6,210)	(11,938)	(38,822)	(28,889)	5,452
Non-controlling interests	(61)	(1,931)	(2,341)	(1,172)	(1,126)	(4,292)	(3,201)	599
Summarised statements of financial position as of December 31, 2019:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	74,924	4,373	46,448	3,301	14,127	20,413	15,374	4,049
Non-current assets	61,772	4,316	170,004	4,556	3,651	23,484	19,942	4,405
Current liabilities	(135,625)	(2,727)	(177,585)	(93)	(5,308)	(3,001)	(5,504)	(10,153)
Non-current liabilities	(6,626)	(176)	(2,757)	(610)	(261)	(1,098)	(422)	(2,634)

Total equity	5,555	(5,786)	(36,110)	(7,154)	(12,209)	(39,798)	(29,390)	4,333

Attributable to:
Equity shareholders of Mechel PAO	5,828	(4,176)	(34,021)	(6,019)	(11,156)	(35,836)	(27,565)	3,908
Non-controlling interests	(273)	(1,610)	(2,089)	(1,135)	(1,053)	(3,962)	(1,825)	425
Summarised cash flow information for the year ended December 31, 2020:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	8,718	1,465	(1,446)	(183)	1,441	6,647	3,538	1,531
Investing	8,118	(749)	(30,413)	217	(1,407)	(6,409)	(3,497)	(72)
Financing	(16,903)	(696)	31,413	(34)	(344)	(238)	(235)	(1,487)

Increase (decrease) in cash and cash equivalents, net	(67)	20	(446)	—	(310)	—	(194)	(28)

Summarised cash flow information for the year ended December 31, 2019:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	12,043	243	10,898	(146)	(2,482)	2,867	1,375	2,839
Investing	(950)	(58)	(3,522)	163	2,685	(2,627)	(912)	(72)
Financing	(10,945)	(245)	(7,108)	(17)	505	(240)	(199)	(2,741)

Increase (decrease) in cash and cash equivalents, net	148	(60)	268	—	708	—	264	26

Summarised cash flow information for the year ended December 31, 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	13,152	193	13,015	(264)	(1,891)	1,325	3,950	1,647
Investing	547	(97)	(76,283)	264	1,870	(1,003)	(1,163)	(89)
Financing	(13,651)	(99)	63,200	—	(169)	(322)	(2,829)	(1,604)

Increase (decrease) in cash and cash equivalents, net	48	(3)	(68)	—	(190)	—	(42)	(46)

Subsidiaries with Material Non-controlling Interests [Member]
Statement [LineItems]
Summary of Financial Information of Subsidiaries
Proportion of equity interest held by
non-controlling
interests:

Name	At December 31, 2020	At December 31, 2019
SKCC and subsidiaries*	0.9%	0.9%
Kuzbass Power Sales Company (KPSC)	27.9%	27.9%
Chelyabinsk Metallurgical Plant (CMP)**	6.3%	5.8%
Southern Urals Nickel Plant (SUNP)	15.9%	15.9%
Beloretsk Metallurgical Plant (BMP)	8.6%	8.6%
Korshunov Mining Plant (KMP)	10.0%	10.0%
Urals Stampings Plant (USP)**	10.0%	6.2%
Izhstal	10.0%	10.0%

*	Hereinafter SKCC and subsidiaries are represented by Southern Kuzbass Coal Company (SKCC), Tomusinsky Open Pit Mine (TOPM), Tomusinsky Energoupravlenie.

**	See Note 23.